BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2021
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS

2)  BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS

a)  Statement of compliance

The consolidated financial statements were prepared and are presented in accordance with the International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”).

b)  Basis of preparation and presentation

The financial statements were prepared on a historical cost basis (except where different criteria are required) and adjusted to reflect the valuation of assets and liabilities measured at fair value or considering the mark-to-market valuation when such valuations are required by IFRS.

Assets and liabilities are classified as current when it is probable that their realization or settlement will occur in the next 12 months. Otherwise, they are classified and shown as non-current. The only exception relates to the balances of deferred tax assets and liabilities, which are classified and fully shown as non-current.

The Statement of Cash Flows was prepared in accordance with IAS 7 - Statement of Cash Flows and reflects the changes in cash that occurred in the years presented using the indirect method.

The Board of Directors authorized the issuance of this consolidated financial statements at the meeting held on February 18, 2022.

c)  Functional and reporting currency

The Company’s financial statements for the years ended December 31, 2021, 2020 and 2019 are presented in thousands of Brazilian Real/Reais (R$), unless otherwise stated.

The Company’s functional and reporting currency is the Brazilian Real. Transactions in foreign currency are translated into Brazilian Reais as follows: (i) assets, liabilities and shareholders' equity (excluding capital stock and capital reserves) are translated at the closing exchange rate on the balance sheet date; (ii) expenses and revenues are translated at the average exchange rate, except for specific transactions that are converted by the transaction date rate; and (iii) the capital stock and capital reserves are converted at the transaction date rate.

Gains and losses from the conversion of investments abroad are recognized in the statement of comprehensive income. Gains and losses from the translation of monetary assets and liabilities between the exchange rate prevailing at the date of the transaction and the year-end closing (except for the conversion of investments abroad) are recognized in the statement of income.

d) Basis of consolidation

The Company holds direct and indirect equity interests in subsidiaries and jointly controlled.

Interest held in subsidiaries or joint ventures is measured under the equity method in the individual financial statements. In the consolidated financial statements, investments and all asset and liability balances, revenues and expenses arising from transactions and equity interest in subsidiaries are eliminated entirely. Investments in joint ventures are measured under the equity method in the consolidated financial statements.

Information on the investees is presented in Note 12.

e) Segment reporting

Business segments are defined as components of a company for which separate financial information is available and regularly assessed by the operational decision-making professional in definition of how to allocate funds to an individual segment and in the assessment of segment performance. Considering that: (i) all officers and managers' decisions are based on consolidated reports; (ii) the Company and its subsidiaries’ mission is to provide their customers with quality telecommunications services; and (iii) all decisions related to strategic planning, finance, purchases, short- and long-term investments are made on a consolidated basis, the Company and its subsidiaries operate in a single operating segment, namely the provision of telecommunications services.

f) Significant accounting practices

Significant and relevant accounting policies for the understanding of the basis of recognition and measurement applied in the preparation of the Company's financial statements are included in the respective notes to which they refer.

The accounting policies adopted in the preparation of the consolidated financial statements for the year ended December 31, 2021 are consistent with those used in the preparation of the consolidated annual financial statements for the year ended December 31, 2020.

The Company does not anticipate the early adoption of any pronouncement, interpretation or amendment that has been issued before application is mandatory.

New IFRS pronouncements, issues, amendments and interpretations of the IASB

The new and amended standards and interpretations issued, but not yet effective up to the date of issue of the Company's financial statements, are described below. The Company intends to adopt these new and amended standards and interpretations, if applicable, when they become effective.

The Company estimates that the adoption of these standards and amendments will not have a significant impact on the individual and consolidated financial statements in the initial period of adoption.

Amendments to IAS 1: Classification of liabilities as current or non-current

In January 2020, the IASB issued amendments of IAS 1, in order to specify the requirements for classifying liabilities as current or non-current. The amendments clarify: (i) what a right to postpone settlement means; (ii) that the right to defer must exist on the reporting date; (iii) that this classification is not affected by the likelihood that an entity will exercise its right of postponement; and (iv) that only if a derivative embedded in a convertible liability is itself an equity instrument, the terms of a liability would not affect its classification. Changes are effective for periods beginning January 1, 2023 and must be applied retrospectively.

Amendments to IAS 8: Definition of accounting estimates

In February 2021, the IASB issued amendments to IAS 8, which introduces the definition of 'accounting estimates'. The amendments clarify the distinction between changes in accounting estimates and changes in accounting policies and correction of errors. In addition, they clarify how entities use measurement and input techniques to develop accounting estimates. The changes will be effective for periods beginning on or after January 1, 2023 and will apply to changes in accounting policies and estimates that occur on or after the beginning of that period.

Amendments to IAS 1 and IFRS Practice Statement 2: Disclosure of Accounting Policies

In February 2021, the IASB issued amendments to IAS 1 and IFRS Practice Statement 2 Making Materiality Judgments, which provides guides and examples to help entities apply materiality judgment for the disclosure of accounting policies. The changes are to help entities disclose accounting policies that are more useful by replacing the requirement for disclosure of significant accounting policies for material accounting policies and adding guides to how entities should apply the concept of materiality to make decisions about policy disclosure accounting.

The amendments to IAS 1 are applicable for periods beginning on or after January 1, 2023 with earlier adoption permitted. Since the amendments to Practice Statement 2 Making Materiality Judgments provide non-mandatory guidance in applying the material definition to accounting policy information, an adoption date for this amendment is not required.

g) Significant accounting judgments estimates and assumptions

The preparation of the financial statements requires the use of certain critical accounting estimates and the exercise of judgment by the Company's management in applying its accounting policies. These estimates are based on experience, knowledge, information available at the end of the year, and other factors, including expectations of future events that are believed to be reasonable in the circumstances. Actual results involving these estimates could differ in values from those recorded in the financial statements due to the criteria inherent in the estimation process. The Company reviews its estimates at least annually.

The significant and relevant estimates and judgments applied by the Company in the preparation of these financial statements are presented in the following notes: trade accounts receivable (Note 5); income and social contribution taxes (Note 8); property, plant and equipment (Note 13); intangible assets (Note 14); provision and contingencies (Note 20); net operating income (Note 25); pension plans and other post-employment benefits (Note 31); and financial instruments and risk and capital management (Note 32).